Pensions and other post-employment benefits - Benefit Payments (Details) € in Millions	Dec. 31, 2018 EUR (€)
2019
Benefits
Estimated future benefit payments	€ 2,031
2020
Benefits
Estimated future benefit payments	1,853
2021
Benefits
Estimated future benefit payments	1,808
2022
Benefits
Estimated future benefit payments	1,735
4 to 5 years
Benefits
Estimated future benefit payments	1,704
2024-2028
Benefits
Estimated future benefit payments	7,603
United States
Benefits
Estimated direct benefit payments	126
Pension Qualified management | 2019
Benefits
Estimated future benefit payments	1,284
Pension Qualified management | 2020
Benefits
Estimated future benefit payments	1,089
Pension Qualified management | 2021
Benefits
Estimated future benefit payments	1,045
Pension Qualified management | 2022
Benefits
Estimated future benefit payments	1,008
Pension Qualified management | 4 to 5 years
Benefits
Estimated future benefit payments	970
Pension Qualified management | 2024-2028
Benefits
Estimated future benefit payments	4,275
Qualified occupational | 2019
Benefits
Estimated future benefit payments	277
Qualified occupational | 2020
Benefits
Estimated future benefit payments	264
Qualified occupational | 2021
Benefits
Estimated future benefit payments	252
Qualified occupational | 2022
Benefits
Estimated future benefit payments	240
Qualified occupational | 4 to 5 years
Benefits
Estimated future benefit payments	228
Qualified occupational | 2024-2028
Benefits
Estimated future benefit payments	964
Non-qualified plans | 2019
Benefits
Estimated future benefit payments	26
Non-qualified plans | 2020
Benefits
Estimated future benefit payments	26
Non-qualified plans | 2021
Benefits
Estimated future benefit payments	25
Non-qualified plans | 2022
Benefits
Estimated future benefit payments	25
Non-qualified plans | 4 to 5 years
Benefits
Estimated future benefit payments	24
Non-qualified plans | 2024-2028
Benefits
Estimated future benefit payments	114
Post Retirement Formerly union represented | 2019
Benefits
Estimated future benefit payments	128
Post Retirement Formerly union represented | 2020
Benefits
Estimated future benefit payments	162
Post Retirement Formerly union represented | 2021
Benefits
Estimated future benefit payments	158
Post Retirement Formerly union represented | 2022
Benefits
Estimated future benefit payments	140
Post Retirement Formerly union represented | 4 to 5 years
Benefits
Estimated future benefit payments	128
Post Retirement Formerly union represented | 2024-2028
Benefits
Estimated future benefit payments	513
Non-union representation | 2019
Benefits
Estimated future benefit payments	54
Non-union representation | 2020
Benefits
Estimated future benefit payments	55
Non-union representation | 2021
Benefits
Estimated future benefit payments	56
Non-union representation | 2022
Benefits
Estimated future benefit payments	57
Non-union representation | 4 to 5 years
Benefits
Estimated future benefit payments	57
Non-union representation | 2024-2028
Benefits
Estimated future benefit payments	291
Other countries, excluding US | 2019
Benefits
Estimated future benefit payments	262
Other countries, excluding US | 2020
Benefits
Estimated future benefit payments	257
Other countries, excluding US | 2021
Benefits
Estimated future benefit payments	272
Other countries, excluding US | 2022
Benefits
Estimated future benefit payments	265
Other countries, excluding US | 4 to 5 years
Benefits
Estimated future benefit payments	297
Other countries, excluding US | 2024-2028
Benefits
Estimated future benefit payments	€ 1,446